Voya Law Department

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax:  (860) 580-4897

neil.mcmurdie@voya.com

April 7, 2015

United States Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, DC  20549

Re:      Voya Insurance and Annuity Company

            Registration Statement on Form S-3, Post-Effective Amendment No. 1

            Prospectus Title:  Voya PotentialPLUS Annuity

            File No.:  333-196392

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the "Company") we are submitting for filing the above-referenced Post-Effective Amendment No. 1 to a Registration Statement on Form S-3 with respect to the flexible premium deferred combination variable, indexed and fixed annuity contracts (the "Contracts") offered by the Company.  The Registration Statement relates only to the index-linked variable annuity portion of the Contracts.  A separate post-effective amendment to the Registration Statement on Form N-4 pertaining to the variable separate account portion of the Contracts (File Nos. 333-196391 and 811-05626) is being filed concurrently with the above-referenced Post-Effective Amendment No. 1.  Both registration statements contain identical prospectuses.

The offering of the Contracts will be made on a continuous basis pursuant to Rule 415 of the Securities Act of 1933.  This filing updates company information, including financials, which financials are incorporated by reference, for a continuous offering under Rule 415 of the 1933 Act.  The changes do not involve any substantive changes with regard to the securities being offered.

We represent that this filing does not contain any changes to the disclosure that would render it ineligible to become effective under Rule 485(b) – were it to be subject to this rule.  We request acceleration of the effective date of this registration statement to May 1, 2015.  An acceleration request letter on behalf of the Company and Directed Services LLC, the Principal Underwriter of the Contract, accompanies this filing.

If you have any questions, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Senior Counsel

Windsor Site One Orange Way, C2N Windsor, CT 06095	Voya Services Company